Related Party Transaction (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Balance due		$ 156,000
Expenses paid	70,000.00	90,000.00
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Expenses paid	210,000	210,000
Regencell Bioscience Asia Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Balance due
Expenses paid		30,000.00
Mr. Chung [Member]
Related Party Transaction [Line Items]
Balance due		681
Mr. Au [Member]
Related Party Transaction [Line Items]
Balance due	$ 2,539	$ 7,606